COMMITMENTS AND CONTINGENCIES (Details) ₽ in Millions, $ in Millions	1 Months Ended			3 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2021 RUB (₽) $ / BarrelOfButane	Nov. 30, 2021	Sep. 30, 2021	Dec. 31, 2021 RUB (₽) $ / BarrelOfButane	Oct. 31, 2021	Dec. 31, 2021 RUB (₽) item $ / BarrelOfButane	Dec. 31, 2021 USD ($) item $ / BarrelOfButane	Dec. 31, 2020 RUB (₽)	Dec. 31, 2021 USD ($)
Legal proceedings
Liability recorded	₽ 16			₽ 16		₽ 16		₽ 39	$ 0.2
Claim amount						3,571	$ 48.1
Environment and Current Economic Situation
Unrecognized tax benefit recorded as liabilities	1,345			1,345		1,345		427	18.1
Liability for potential penalties related to unrecognized tax benefits	249			249		249		84	3.3
Liability for potential interest related to unrecognized tax benefits	118			118		118		73	1.6
Accrued contingencies related to non-income taxes	1,181			1,181		1,181		382	15.9
Estimated contingencies related to non-income taxes including penalties and interest	₽ 24,396			₽ 24,396		₽ 24,396		₽ 14,921	$ 328.4
COVID 19
Environment and Current Economic Situation
Percentage of increase (decrease) in real GDP						4.70%	4.70%	(2.70%)
Percentage of increase in final consumption expenditures						7.10%	7.10%
Percentage of increase in gross capital formation						8.70%	8.70%
Surplus or deficit as per Federal Budget | ₽						₽ 500,000		₽ (4,100,000)
Percentage of budget balance of GDP	0.40%			0.40%		0.40%		3.80%	0.40%
Term of rise in unemployment rate						10 years	10 years
Unemployment rate			4.30%					5.90%
Percentage of increase (decrease) in real disposable income						3.10%	3.10%
Percentage of increase pre-pandemic in unemployment rate						1.00%	1.00%
Inflation rate						8.40%	8.40%	4.90%
Number of times the key rates were increased | item						7	7
Percentage of banking rates in Russia	8.50%			8.50%		8.50%		4.25%	8.50%
Percentage increase in Brent crude oil				13.30%		50.00%	50.00%
Sales price | $ / BarrelOfButane	80			77.72		71	71
Percentage of increase in total advertising market						22.00%	22.00%
Percentage of increase in digital markets						24.00%	24.00%
Percentage of increase in online advertising market						54.30%	54.30%	53.40%
Increase (decrease) in Russian ruble's against US dollar		(5.50%)			4.50%	0.60%	0.60%
Increase (decrease) in Russian ruble's against Euro					9.90%
Purchase Commitments For Streaming Content
Purchase commitments
2022	₽ 3,991			₽ 3,991		₽ 3,991			$ 53.7
2023	2,057			2,057		2,057			27.7
2024	409			409		409			5.5
2025	130			130		130			1.8
Purchase Commitments For Others Goods and Services
Purchase commitments
2022	16,823			16,823		16,823			226.4
2023	19,944			19,944		19,944			268.5
2024	8,923			8,923		8,923			120.1
2025	305			305		305			4.1
2026	111			111		111			1.5
2027 and thereafter	₽ 168			₽ 168		₽ 168			$ 2.3